NET LOSS PER SHARE (Details) - shares	3 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Anti-dilutive securities	23,026,858	7,646,209	14,678,344	7,812,822
Stock Options [Member]
Anti-dilutive securities	4,102,000	268,000	2,810,000	2,680,000
Warrants [Member]
Anti-dilutive securities	11,841,971	3,196,335	8,707,724	3,146,355
Convertible notes [Member]
Anti-dilutive securities		1,769,854		1,986,467
Preferred Stock [Member]
Anti-dilutive securities	7,082,887		3,160,620